Commitments and Contingencies - Schedule of Contractual Obligations (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]	¥ 6,970	$ 955
Short-term bank borrowing		15,522	2,127
Operating lease liabilities	[2]	7,099	973
Payable to Anhui Juhu	[3]	200	27
Loans from third parties		4,787	656
Total		¥ 34,578	4,738
Payment due by period Less than 1 year [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]		3,164
Short-term bank borrowing			15,522
Operating lease liabilities	[2]		2,262
Payable to Anhui Juhu	[3]		200
Loans from third parties			4,787
Total			25,935
Payment due by period 1-3 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]		3,806
Short-term bank borrowing
Operating lease liabilities	[2]		3,274
Payable to Anhui Juhu	[3]
Loans from third parties
Total			7,080
Payment due by period 3-5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Short-term bank borrowing
Operating lease liabilities	[2]		1,244
Payable to Anhui Juhu	[3]
Loans from third parties
Total			1,244
Payment due by period More than 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Short-term bank borrowing
Operating lease liabilities	[2]		319
Payable to Anhui Juhu	[3]
Loans from third parties
Total			$ 319

[1]	The Group’s commitment for long-term bank borrowings and short-term bank borrowings as of December 31, 2024 is discussed in Note 13 BANK BORROWINGS.
[2]	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2024 is discussed in Note 15 LEASES.
[3]	The Group’s commitment for payable to Anhui Juhu under the other current liabilities as of December 31, 2024 is discussed in Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES.